SHARE-BASED COMPENSATION - Summary of UK PSU activity (Details) - UK performance share units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	0	0
Grants (in shares)	1,555	0
Settled (in shares)	0	0
Forfeited (in shares)	0	0
Number of units, end of period (in shares)	1,555	0